COMMITMENTS AND CONTINGENCIES - Lessee Narrative (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments for facilities under operating leases	$ 19,174	$ 18,600
Operating lease, term of contract	5 years 7 months 6 days
Operating lease, extension term of contract	10 years
Future minimum lease payments for assets under finance leases	$ 895	$ 1,600
Finance lease, term of contract	1 year 3 months 18 days	2 years 4 months 24 days
Finance lease liability	$ 891
Current finance lease liability	$ 700
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Short-term debt
Non-current finance lease liability	$ 200
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term debt